Supplementary Disclosures on Financial Instruments	12 Months Ended
Dec. 31, 2017
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Supplementary Disclosures on Financial Instruments

NOTE 19—SUPPLEMENTARY DISCLOSURES ON FINANCIAL INSTRUMENTS

Measurement at fair value

For the purposes of the comparative information between the carrying amounts and fair value of financial instruments, required by IFRS 7, the majority of the non-current financial liabilities of the TIM Group consists of bonds, whose fair value is directly observable in the financial markets, as they are financial instruments that due to their size and diffusion among investors, are commonly traded on the relevant markets (see the Note “Financial liabilities (non-current and current)”). For other types of financing, however, the following assumptions have been made in determining fair value:

•	for variable-rate loans: the nominal repayment amount has been assumed;

•	for fixed-rate loans: the present value of future cash flows, using market interest rates at December 31, 2017, has been assumed;

•	for some types of loans granted by government institutions for social development purposes, for which fair value cannot be reliably calculated, the carrying amount has been used.

Lastly, for the majority of financial assets, their carrying amount constitutes a reasonable approximation of their fair value since these are short-term investments that are readily convertible into cash.

The fair value measurement of the financial instruments of the Group is classified according to the three levels set out in IFRS 7. In particular, the fair value hierarchy introduces three levels of input:

•	Level 1: quoted prices in active market;

•	Level 2: prices calculated using observable market inputs;

•	Level 3: prices calculated using inputs that are not based on observable market data.

The following tables set out, for assets and liabilities at December 31, 2017 and December 31, 2016 and in accordance with the categories established by IAS 39, the supplementary disclosure on financial instruments required by IFRS 7 and the schedules of gains and losses. It does not include Discontinued operations/Non-current assets held for sale and Liabilities directly associated with Discontinued operations/Non-current assets held for sale.

Key for IAS 39 categories		Acronym
Loans and Receivables	Loans and Receivables	LaR
Financial assets Held-to-Maturity	Financial assets Held-to-Maturity	HtM
Available-for-Sale Financial assets	Financial assets Available-for-Sale	AfS
Financial Assets/Liabilities Held for Trading	Financial Assets/Liabilities Held for Trading	FAHfT/FLHfT
Financial Liabilities at Amortized Cost	Financial Liabilities at Amortized Cost	FLAC
Hedging Derivatives	Hedging Derivatives	HD
Not applicable	Not applicable	n.a.

Carrying amount and fair value hierarchy for each category/class of financial asset/liability and comparison with their fair value at December 31, 2017

				Amounts recognized in the financial statements according to IAS 39				Levels of hierarchy or of fair value
	IAS 39 categories	Note	Carrying amounts in financial statements at 12/31/2017	Amortized cost	Cost	Fair value taken to equity	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2017
			(millions of euros)
Assets
Loans and receivables	LaR		7,914	7,913	1						7,914
Non-current assets
Receivables from employees		9	47	47
Other financial receivables		9	150	150
Miscellaneous receivables		10	371	370	1
Current assets
Receivables from employees		9	16	16
Other short-term financial receivables		9	101	101
Cash and cash equivalents		9	3,575	3,575
Trade receivables		13	3,500	3,500
Other receivables		13	154	154
Available-for-sale financial assets	AfS		1,044		28	1,016					1,044
Non-current assets
Other investments		8	51		28	23		3	20
Securities other than investments		9	—
Current assets
Securities other than investments		9	993			993		993
Financial assets at fair value through profit or loss held for trading	FAHfT		22				22				22
Non-current assets
Non-hedging derivatives		9	7				7		7
Current assets
Non-hedging derivatives		9	15				15		15
Securities other than investments: held for trading			—
Hedging derivatives	HD		1,755			1,713	42				1,755
Non-current assets
Hedging derivatives		9	1,495			1,474	21		1,495
Current assets
Hedging derivatives		9	260			239	21		260
Financial receivables for lease contracts	n.a.		114							114	114
Non-current assets		9	69							69
Current assets		9	45							45

Total			10,849	7,913	29	2,729	64	996	1,797	114	10,849

				Amounts recognized in the financial statements according to IAS 39				Levels of hierarchy or of fair value
	IAS 39 categories	Note	Carrying amounts in financial statements at 12/31/2017	Amortized cost	Cost	Fair value taken to equity	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2017
			(millions of euros)
Liabilities
Financial liabilities at amortized cost	FLAC/HD		33,355	33,355							36,023
Non-current liabilities
Financial payables		16	23,940	23,940							—
Current liabilities
Financial payables		16	4,500	4,500							—
Trade and miscellaneous payables and other current liabilities		23	4,915	4,915
Financial liabilities at fair value through profit or loss held for trading	FLHfT		9				9				9
Non-current liabilities
Non-hedging derivatives			5				5		5
Current liabilities
Non-hedging derivatives			4				4		4
Hedging derivatives	HD		1,985			1,966	19				1,985
Non-current liabilities
Hedging derivatives		16	1,914			1,895	19		1,914
Current liabilities
Hedging derivatives		16	71			71			71
Finance lease liabilities	n.a.		2,430							2,430	3,604
Non-current liabilities		16	2,249							2,249
Current liabilities		16	181							181

Total			37,779	33,355	—	1,966	28	—	1,994	2,430	41,621

Carrying amount and fair value hierarchy for each category/class of financial asset/liability and comparison with their fair value at December 31, 2016

				Amounts recognized in the financial statements according to IAS 39				Levels of hierarchy or of fair value
	IAS 39 categories	Note	Carrying amounts in financial statements at 12/31/2016	Amortized cost	Cost	Fair value taken to equity	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2016
	(millions of euros)
Assets
Loans and receivables	LaR		8,631	8,629	2						8,631
Non-current assets
Receivables from employees		9	48	48
Other financial receivables		9	12	12
Miscellaneous receivables		10	399	397	2
Current Assets
Receivables from employees		9	15	15
Other short-term financial receivables		9	102	102
Cash and cash equivalents		9	3,964	3,964
Trade receivables		13	3,925	3,925
Other receivables		13	166	166
Available-for-sale financial assets	AfS		1,426		27	1,399					1,426
Non-current assets
Other investments		8	46		27	19		2	17
Securities other than investments		9	1			1		1
Current Assets
Securities other than investments		9	1,379			1,379		1,379
Financial assets at fair value through profit or loss held for trading	FAHfT		207				207				207
Non-current assets
Non-hedging derivatives		9	39				39		39
Current Assets
Non-hedging derivatives			28				28		28
Securities other than investments: held for trading			140				140	140
Hedging derivatives	HD	9	2,682			2,578	104				2,682
Non-current assets
Hedging derivatives		9	2,497			2,454	43		2,497
Current Assets
Hedging derivatives		9	185			124	61		185
Financial receivables for lease contracts	n.a.		160							160	160
Non-current assets		9	101							101
Current Assets		9	59							59

Total			13,106	8,629	29	3,977	311	1,522	2,766	160	13,106

				Amounts recognized in the financial statements according to IAS 39				Levels of hierarchy or of fair value
	IAS 39 categories	Note	Carrying amounts in financial statements at 12/31/2016	Amortized cost	Cost	Fair value taken to equity	Fair value recognized in the income statement	Level 1	Level 2	Amounts recognized in financial statements according to IAS 17	Fair Value at 12/31/2016
	(millions of euros)
Liabilities
Financial liabilities at amortized cost	FLAC/HD		35,259	35,259							35,517
Non-current liabilities
Financial payables		16	26,136	26,136
Current liabilities
Financial payables		16	3,784	3,784
Trade and miscellaneous payables and other current liabilities		22	5,339	5,339
Financial liabilities at fair value through profit or loss held for trading	FLHfT		24				24				24
Non-current liabilities
Non-hedging derivatives		14	13				13		13
Current liabilities
Non-hedging derivatives		16	11				11		11
Hedging derivatives	HD		1,945			1,943	2				1,945
Non-current liabilities
Hedging derivatives		16	1,876			1,874	2		1,876
Current liabilities
Hedging derivatives		16	69			69			69
Finance lease liabilities	n.a.		2,636							2,636	3,921
Non-current liabilities		16	2,444							2,444
Current liabilities		16	192							192

Total			39,864	35,259	—	1,943	26	—	1,969	2,636	41,407

Gains and losses by IAS 39 category—Year 2017

	IAS 39 categories	Net gains/ (losses), 2017(1)	Of which interest
	(millions of euros)
Loans and receivables	LaR	(356)	118
Available-for-sale financial assets	AfS	8
Financial Assets/Liabilities Held for Trading	FAHfT e FLHfT	(19)
Financial liabilities at amortized cost	FLAC	(1,338)	1,376

Total		(1,705)	1,494

(1)	Of which 2 million euros relates to fees and expenses not included in the effective interest rate calculation on financial assets/liabilities other than those at fair value through profit or loss.

Gains and losses by IAS 39 category—Year 2016

	IAS 39 categories	Net gains/ (losses), 2016(1)	Of which interest
	(millions of euros)
Loans and receivables	LaR	(258)	139
Available-for-sale financial assets	AfS	12
Financial Assets/Liabilities Held for Trading	FAHfT/FLHfT	456
Financial liabilities at amortized cost	FLAC	(1,454)	1,481

Total		(1,244)	1,620

(1)	Of which, 2 million euros relates to fees and expenses not included in the effective interest rate calculation on financial assets/liabilities other than those at fair value through profit or loss.